Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

23.          Related party transactions

The table below sets forth the related parties and their relationships with the Group:

Related party	Relationship with the Group
Weimin Luo	Former Director and Chief Operating Officer of the Company (note i)
Vantage Point Global Limited	Shareholder of the Company
Aiden & Jasmine Limited	Shareholder of the Company
Millet Technology Co., Ltd. (“Xiaomi Technology”)	(note ii)
Guangzhou Millet Information Service Co., Ltd. (“Guangzhou Millet”)	(note ii)
Shenzhen Xiaomi Technology Co., Ltd. (“Shenzhen Xiaomi”)	(note ii)
Beijing Xiaobu Technology Co., Ltd. (“Beijing Xiaobu”)	Company owned by the principal shareholder of the Company (note iii)
Sungai Pte. Ltd. (“Sungai”)	Company owned by the principal shareholder of the Company (note iii)
Beijing Itui Technology Co., Ltd. (“Beijing Itui”)	Company owned by the principal shareholder of the Company (note iii)
Itui Online	Company owned by the principal shareholder of the Company (note iii)
Chizz (HK) Limited (“Chizz”)	Company owned by the principal shareholder of the Company (note iii)

23.          Related party transactions (Continued)

Notes:

(i)	Weimin Luo resigned from the board and resigned as the Chief Operating Officer of the Company on May 19, 2021 and June 1, 2021, respectively.
(ii)	Prior to April 2, 2020, these companies were related companies to the Company as they were affiliated companies of a shareholder of the Company,Best Ventures Limited (“Best Ventures”, formerly known as Xiaomi Ventures Limited).

On April 2, 2020, Best Ventures ceased to be the shareholder of the Company as Best Ventures together with certain shareholders of the Company exchanged their common shares of the Company for the shares of Itui International Inc. (“Itui”). In addition, Best Ventures entitled to certain veto rights in determining Itui’s voting on the Company. As a result, Best Ventures and the companies controlled by Best Ventures continued to be related parties of the Company.

(iii)	These companies become related parties of Xunlei since April 2, 2020 when Itui became the principal shareholder of the Company.

During the years ended December 31, 2020, 2021 and 2022, significant related party transactions were as follows:

	Years ended December 31,
(In thousands)	2020	2021	2022
Bandwidth revenue from Xiaomi Technology (note a)	2,211	2,798	4,978
Bandwidth revenue from Beijing Itui (note b)	1,119	821	592
Advertisement revenue from Itui Online (note c)	7,269	11,648	7,804
Advertisement revenue from Shenzhen Xiaomi	53	380	112
Technology service revenue from Guangzhou Millet (note d)	2,466	1,245	—
Technology service revenue from Shenzhen Xiaomi (note d)	—	1,392	2,505
Interest income from Chizz	—	176	176
Bandwidth cost from Quanxun Huiju	594	730	—
Interest accrued to Vantage Point Global Limited (note e)	243	—	—
Interest accrued to Aiden & Jasmine Limited (note e)	91	55	54
Distribution costs to Beijing Xiaobu	—	—	87
Repayment of loans to Weimin Luo arising from a business combination	662	—	—

Notes:

(a)	From August 2019 till now, Onething entered into the contract with Xiaomi Technology for the provision of bandwidth to Xiaomi Technology based on actual usage.
(b)	Onething entered into a sales contract with Beijing Itui for provision of bandwidth charged based on actual usage since July 2019. The contract was extended for one year from July 2021 to June 2022 and extended for another year to June 30, 2023, based on the same terms.
(c)	In May 2020, a user traffic monetization agreement was entered into with Itui Online, according to which Xunlei is entitled to receive a mutually agreed sharing of net advertising revenue covering a period from mid-May 2020 to mid-May 2021. The contract was extended for one year from mid-May 2021 to mid-May 2022 and extended for another year to May 13, 2023, based on the same terms.
(d)	The Group is entitled to receive a mutually agreed sharing of net advertising revenue covering a period from mid-June 2017 to mid-June 2019, as compensation for technology solution services provided to Guangzhou Millet. The contract was extended for two years from mid-June 2019 to mid-June 2021. A similar contract was entered into with Shenzhen Xiaomi in July 2021, covering a period of two years.

23.          Related party transactions (Continued)

(e)	In 2014, the Group repurchased 3,860,733 common shares from Aiden & Jasmine Limited (Co founder’s company) for USD10,879,000 and 10,334,679 common shares from Vantage Point Global Limited for USD29,121,000. According to the repurchase contract, the Company was entitled to an amount (the “Withheld Price”) to withhold any taxes with respect to this repurchase as required under the applicable laws. If the Seller has not been specifically required by the applicable governmental or regulatory authority to pay any taxes as required under the applicable laws in connection with the repurchase, after the fifth anniversary of the Closing Date, the Company will pay to the Seller the Withheld Price with a simple interest thereon at the rate of five percent (5)% per annum from the Closing Date. Therefore, the Withheld Price for Aiden & Jasmine Limited and Vantage Point Global Limited was USD1,451,000 (including interest of USD363,000) and USD3,883,000 (including interest of USD971,000), respectively. The Group has repaid USD3,883,000 to Vantage Point Global Limited in January 2021.

As of December 31, 2021 and 2022, the amounts due from/to related parties were as follows:

(In thousands)	December 31, 2021	December 31, 2022
Amounts due from related parties -current
Accounts receivable due from Itui Online	12,156	7,910
Accounts receivable due from Shenzhen Xiaomi	1,520	1,378
Accounts receivable due from Xiaomi Technology	831	1,871
Accounts receivable due from Beijing Xiaobu	—	1,419
Accounts receivable due from Beijing Itui	857	537
Accounts receivable due from Sungai.	—	92
Other receivable due from Chizz (note)	176	19,689
Other receivable due from Xiaomi Technology	16	—
Other receivables due from other related parties (individual balance was less than USD10)	22	21
Total	15,578	32,917
Amounts due from a related party - non-current
Other receivable due from Chizz (note)	19,311	—
Total	19,311	—

Note: In September 2021, Xunlei Network provided a loan amounted to USD20 million to Chizz at an interest rate of 3% per annum for a term of 2 years.

(In thousands)	December 31, 2021	December 31, 2022
Amounts due to related parties
Accounts payable due to Quanxun Huiju	91	—
Other payable due to Aiden & Jasmine Limited	1,506	1,560
Total	1,597	1,560